GMO International Opportunistic Value Fund Average Annual Total Returns			12 Months Ended	21 Months Ended	27 Months Ended	29 Months Ended	60 Months Ended	120 Months Ended	329 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class III
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		46.29%				12.64%	9.25%	7.10%
Performance Inception Date		Jul. 29, 1998
Class III | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		37.79%				9.59%	7.38%	6.06%
Class III | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		30.20%				9.25%	7.08%	5.89%
Class III | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		42.23%				13.95%	9.16%	6.06%
Class III | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%				9.47%	8.55%	5.52%
Class IV
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		46.26%		24.40%
Performance Inception Date		Sep. 25, 2023
Class IV | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		42.23%		24.29%
Class IV | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%		20.22%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		46.29%	24.82%
Performance Inception Date		Apr. 08, 2024
Class R6 | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		42.23%	24.09%
Class R6 | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		31.85%	17.11%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		46.08%			22.91%
Performance Inception Date		Aug. 14, 2023
Class I | MSCI World ex USA Value Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		42.23%			22.98%
Class I | MSCI World ex USA Index (Fund benchmark) (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]		31.85%			17.69%

[1]	Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.44% to 2024 annual performance.
[2]	The performance information (before and after taxes) for all periods prior to May 22, 2023 was achieved prior to the change in the Fund’s investment objective and principal investment strategies, effective May 22, 2023.
[3]	Index performance from inception is presented beginning on July 31, 1998 due to the unavailability of daily index returns prior to 2001. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.